Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Issuance of Preferred Temporary Equity and Warrants (Details)			1 Months Ended	2 Months Ended		3 Months Ended			12 Months Ended
	Aug. 14, 2024 USD ($) shares	Aug. 08, 2024 USD ($) Vote $ / shares shares	Jul. 31, 2025	Sep. 30, 2025	Mar. 31, 2025 $ / shares shares	Jun. 30, 2025	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 21, 2025 $ / shares shares	Mar. 04, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 27, 2023 $ / shares
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares										$ 0.01	$ 0.01		$ 11.5
Private Placement
Class of Warrant or Right [Line Items]
Issuance of penny warrants in connection with Series A Preferred Temporary Equity | $	$ 5,100,000	$ 20,400,000
Private Placement | Common Stock
Class of Warrant or Right [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)		4,000,000
Number of warrants (in shares)		4,000,000
Common Class A
Class of Warrant or Right [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)										1,268,100
Number of warrants (in shares)										1,268,100
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class A | Private Placement
Class of Warrant or Right [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)		5,000,000
Number of warrants (in shares)		5,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Series A Preferred Stock
Class of Warrant or Right [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares)											25,000
Dividends payable, amount per share (in dollars per share) | $ / shares					$ 26.48		$ 26.48		$ 83.88
Amortization of discount on temporary equity | $							$ 345,000	$ 97,000	$ 1,162,000
Preferred stock, shares outstanding (in shares)					25,000		25,000		25,000			25,000
Accretion of dividends payable | $							$ 662,000		$ 2,097,000
Series A Preferred Stock | Private Placement
Class of Warrant or Right [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.0001
Initial stated value | $											$ 1,000
Number of votes per share of preferred stock | Vote											1
Minimum percentage of cash dividends declared on third dividend payment date											0.43
Percentage of cash dividends on each subsequent dividend payment date											1
Series A Preferred Stock | Private Placement | Anniversary Period 1
Class of Warrant or Right [Line Items]
Dividend rate											0.10
Series A Preferred Stock | Private Placement | Anniversary Period 2
Class of Warrant or Right [Line Items]
Dividend rate											0.12
Series A Preferred Stock | Private Placement | Anniversary Period 3
Class of Warrant or Right [Line Items]
Dividend rate											0.14
Series A Preferred Stock | Private Placement | Anniversary Period 4
Class of Warrant or Right [Line Items]
Dividend rate											0.16
Series B Preferred Stock
Class of Warrant or Right [Line Items]
Amortization of discount on temporary equity | $							$ 190,000		$ 314,000
Preferred stock, shares outstanding (in shares)					29,737		29,737		29,737			25,510
Exercise price (in dollars per share) | $ / shares									$ 0.01
Series B Preferred Stock | Private Placement
Class of Warrant or Right [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares)		25,510
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares)		20,408
Initial stated value | $		$ 1,000
Number of votes per share of preferred stock | Vote		1
Percentage of cash dividends on each subsequent dividend payment date		1
Conversion price (in dollars per share) | $ / shares		$ 5
Number of non-convertible redeemable preferred stock shares available (in shares)	5,102
Warrants unissued (in shares)	1,000,000
Preferred Stock, Shares Subscribed but Unissued	5,102
Series B Preferred Stock | Private Placement | Forecast
Class of Warrant or Right [Line Items]
Minimum percentage of cash dividends declared on dividend payment date			0.50	1	0.50	0.50
Series B Preferred Stock | Private Placement | Anniversary Period 1
Class of Warrant or Right [Line Items]
Dividend rate		0.12
Series B Preferred Stock | Private Placement | Anniversary Period 2
Class of Warrant or Right [Line Items]
Dividend rate		0.16
Series B Preferred Stock | Private Placement | Anniversary Period 3
Class of Warrant or Right [Line Items]
Dividend rate		0.20